Debt - Long-Term Debt at Book Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
2013	$ 271	$ 17
2014	28
2015	25
2016	629
2017	1,167
Due after 5 years	1,336	1,846
Amount outstanding	$ 3,456	$ 3,764